Expense Example	Oct. 30, 2024 USD ($)
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	965
Expense Example, with Redemption, 5 Years	1,281
Expense Example, with Redemption, 10 Years	2,174
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | CLASS P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,437
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	1,015
Expense Example, with Redemption, 5 Years	1,397
Expense Example, with Redemption, 10 Years	2,467
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,755
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	1,040
Expense Example, with Redemption, 5 Years	1,418
Expense Example, with Redemption, 10 Years	2,473
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | CLASS P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,732
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	670
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,199
Expense Example, with Redemption, 10 Years	1,978
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | CLASS P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	669
Expense Example, with Redemption, 3 Years	984
Expense Example, with Redemption, 5 Years	1,321
Expense Example, with Redemption, 10 Years	2,269
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | CLASS P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,499
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	989
Expense Example, with Redemption, 5 Years	1,541
Expense Example, with Redemption, 10 Years	3,042
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	1,109
Expense Example, with Redemption, 10 Years	2,574
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	915
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	$ 795